Business Combination with Fathom OpCo - Summary of Intangible Assets Acquired in the Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020
Trade Name [Member]
Business Acquisition [Line Items]
Provisional useful life		15 years
Customer Relationships [Member]
Business Acquisition [Line Items]
Provisional useful life		19 years
Developed Technology [Member]
Business Acquisition [Line Items]
Provisional useful life		5 years	5 years
Fathom OpCo [Member]
Business Acquisition [Line Items]
Provisional fair value	$ 270,000	$ 270,000
Fathom OpCo [Member] | Trade Name [Member]
Business Acquisition [Line Items]
Provisional fair value	$ 70,000
Provisional useful life	15 days
Fathom OpCo [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Provisional fair value	$ 180,000
Provisional useful life	19 days
Fathom OpCo [Member] | Developed Software [Member]
Business Acquisition [Line Items]
Provisional fair value	$ 4,300
Provisional useful life	5 days
Fathom OpCo [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Provisional fair value	$ 15,700
Provisional useful life	5 days